EARNINGS PER SHARE (Details) - USD ($) $ / shares in Units, $ in Thousands	6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Numerator:
Net Income (Loss) attributable to ordinary shares - basic and diluted	$ (905)	$ 4,132
Denominator:
Number of ordinary shares outstanding during the year	26,564,844	25,889,230
Weighted average effect of dilutive securities:
Employee options and restricted share units		2,076
Diluted number of ordinary shares outstanding	26,546,844	25,891,306
Basic and Diluted net earnings (loss) per ordinary share	$ (0.03)	$ 0.16
Ordinary shares equivalents excluded because their effect would have been anti-dilutive	5,084,480	4,022,622